UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $37,451 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102     1875    74400 SH       SOLE                    74400
AUTONATION INC                 COM              05329W102     1673   120505 SH       SOLE                   120505
CISCO SYS INC                  COM              17275R102     3019   180000 SH       SOLE                   180000
COGENT INC                     COM              19239Y108     2390   200849 SH       SOLE                   200849
CROWN HOLDINGS INC             COM              228368106     3527   155167 SH       SOLE                   155167
KB HOME                        COM              48666K109      999    75793 SH       SOLE                    75793
LOWES COS INC                  COM              548661107     6843   374964 SH       SOLE                   374964
MONSANTO CO NEW                COM              61166W101      981    11806 SH       SOLE                    11806
NETEASE COM INC                SPONSORED ADR    64110W102     7311   272273 SH       SOLE                   272273
NUCOR CORP                     COM              670346105      944    24740 SH       SOLE                    24740
O REILLY AUTOMOTIVE INC        COM              686091109      683    19514 SH       SOLE                    19514
QUALCOMM INC                   COM              747525103     3008    77297 SH       SOLE                    77297
SPX CORP                       COM              784635104     1198    25482 SH       SOLE                    25482
TYCO INTL LTD BERMUDA          SHS              G9143X208     3000   153397 SH       SOLE                   153397